Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interim Condensed Consolidated Statements of Cash Flows (Unaudited)
Beginning of period	$ 174,892,298	$ 582,622,025	$ 582,622,025	$ 580,271,713
Net loss from continuing operations	(196,663,830)	(450,389,837)	(587,032,334)	(6,463,606)
Impairment loss	130,244,837	560,500,228	654,317,300	0
Non-cash interest income			(1,149,041)	0
Interest expense	3,694,798	3,739,340	5,183,817	0
Provision for bad debts			2,016,191	0
Provision for note receivable			2,660,943	0
Loss on disposal of assets	317,787	3,656,707	2,447,985	0
Gain on debt forgiveness	0	(3,358,686)	(3,358,686)	0
Fair value change of investments at fair value through profit or loss	421,974	418,818	1,250,990	0
Depreciation and amortization	23,755,099	14,174,789	27,615,762	0
Shares issued for long-term strategic contracts	0	25,000,000	25,000,000	0
Share-based compensation expense, net of withholding tax settlement	4,284,916	16,765,238	19,663,385	0
Non-cash marketing expense	3,311,454	3,803,030	5,166,666	0
Non-cash operating lease expense	5,402,936	3,029,654	4,956,969	0
Fair value change of contingent consideration	(642,153)	(220,997,087)	(229,819,070)	0
Net changes in non-cash working capital items	(2,659,682)	(39,995,798)	(46,513,086)	8,813,918
Total operating activities	(60,897,987)	(106,497,605)	(128,373,281)	2,350,312
Repayment of consideration payable	(1,150,000)	(872,021)	(1,034,417)	0
Repayment of finance lease liabilities	(3,342,761)	(3,429,846)	(4,385,528)	0
Proceeds from private placement	0	51,635,000	51,635,000	0
Redemption of Class A restricted voting shares	0	(264,318,686)	(264,318,686)	0
Proceeds from exercise of options	0	12,972	12,972	0
Repurchase of shares	0	(4,454,571)	(6,542,196)	0
Repayment of line of credit	0	(1,000,000)	(1,000,000)	0
Total financing activities	(7,413,443)	(222,427,152)	(225,632,855)	0
Net cash paid in the Qualifying Transaction	0	(28,143,886)	(28,143,886)	0
Net cash paid in business combinations	0	(1,402,337)	(20,612,867)	0
Purchases of property and equipment	(2,733,218)	(8,725,860)	(9,760,359)	0
Advances for note receivable	0	(5,650,000)	(5,650,000)	0
Proceeds from notes receivable	0	187,954	374,984	0
Proceeds from sale of net assets	6,253,157	11,068,537	11,068,537	0
Total investing activities	3,169,939	(33,665,592)	(53,723,591)	0
Net change in cash during the period	(65,141,491)	(362,590,349)	(407,729,727)	2,350,312
Cash	107,111,075	206,677,145	165,310,609	0
Restricted cash and restricted cash equivalents	2,639,732	13,354,531	9,581,689	582,622,025
Cash, restricted cash and restricted cash equivalents	109,750,807	220,031,676	174,892,298	582,622,025
End of period	109,750,807	220,031,676	174,892,298	582,622,025
Deferred income tax recovery	(27,771,859)	(13,714,716)	(5,590,409)	$ 0
Repayment of operating lease liabilities	(5,276,778)	(3,403,629)	(5,190,663)
Advances for investments at fair value through profit or loss			$ 1,000,000
Interest income	(75,758)	(993,639)
Allowance for accounts receivable and notes receivable	3,438,664	796,403
Fair value change of investments	421,974	418,818
Net cash used in continued operating activities	(58,332,053)	(100,969,185)
Net cash used in discontinued operating activities	(2,565,934)	(5,528,420)
Receipt of payments on notes receivable	1,759,318	0
Repayment of notes payable	(4,680,000)	0
Acquisition of investments	(350,000)	$ (1,000,000)
Adjustments for items not involving cash
Loss on lease termination	$ (114,458)